Loans (Loans Individually Evaluated for Impairment by Class of Loans) (Details) (USD $)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 13,163,000	[1]		$ 13,163,000	[1]		$ 15,052,000	[1]
Recorded Investment	11,276,000			11,276,000			12,663,000
Allowance for Loan Losses Allocated	4,308,000			4,308,000			5,411,000		4,911,000
Average Recorded Investment	13,028,000		15,752,000	13,036,000		16,040,000	14,753,000		18,596,000		10,166
Interest Income Recognized	134,000		11,000	188,000		23,000	55,000		138,000		78
Cash Basis Recognized	173,000		11,000	196,000		21,000	50,000		135,000		78
Impaired Financing Receivables with No Related Allowance [Member] | Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,975,000	[1]		1,975,000	[1]		108,000	[1]	1,731,000	[1]
Recorded Investment	1,995,000			1,995,000			87,000		1,066,000
Allowance for Loan Losses Allocated	0			0			0		0
Average Recorded Investment	1,993,000		100,000	1,052,000		377,000	252,000		1,107,000
Interest Income Recognized	0		1,000	0		2,000	3,000		9,000
Cash Basis Recognized	0		1,000	1,000		2,000	3,000		9,000
Impaired Financing Receivables with No Related Allowance [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	3,674,000	[1]		3,674,000	[1]		4,312,000	[1]	6,991,000	[1]
Recorded Investment	1,894,000			1,894,000			2,154,000		5,894,000
Allowance for Loan Losses Allocated	0			0			0		0
Average Recorded Investment	2,196,000		6,166,000	2,183,000		5,858,000	4,506,000		4,438,000
Interest Income Recognized	0		1,000	0		5,000	18,000		75,000
Cash Basis Recognized	0		1,000	0		5,000	18,000		75,000
Impaired Financing Receivables with No Related Allowance [Member] | Agricultural Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	937,000	[1]		937,000	[1]		2,126,000	[1]	0	[1]
Recorded Investment	946,000			946,000			2,137,000		0
Allowance for Loan Losses Allocated	0			0			0		0
Average Recorded Investment	2,041,000		145,000	2,231,000		73,000	535,000		19,000
Interest Income Recognized	127,000		2,000	175,000		2,000	2,000		6,000
Cash Basis Recognized	168,000		2,000	184,000		2,000	2,000		6,000
Impaired Financing Receivables with No Related Allowance [Member] | Subtotal [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	6,586,000	[1]		6,586,000	[1]		6,546,000	[1]	8,722,000	[1]
Recorded Investment	4,835,000			4,835,000			4,378,000		6,960,000
Allowance for Loan Losses Allocated	0			0			0		0
Average Recorded Investment	6,230,000		6,411,000	5,466,000		6,308,000	5,293,000		5,564,000
Interest Income Recognized	127,000		4,000	175,000		9,000	23,000		90,000
Cash Basis Recognized	168,000		4,000	185,000		9,000	23,000		90,000
Impaired Financing Receivables with Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance									18,811,000	[1]
Recorded Investment									16,691,000
Allowance for Loan Losses Allocated									4,911,000
Impaired Financing Receivables with Related Allowance [Member] | Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	566,000	[1]		566,000	[1]		2,642,000	[1]	2,502,000	[1]
Recorded Investment	516,000			516,000			2,581,000		2,501,000
Allowance for Loan Losses Allocated	496,000			496,000			1,347,000		466,000
Average Recorded Investment	522,000		2,795,000	1,528,000		2,818,000	2,726,000		3,642,000
Interest Income Recognized	1,000		2,000	2,000		3,000	9,000		11,000
Cash Basis Recognized	1,000		2,000	2,000		3,000	8,000		11,000
Impaired Financing Receivables with Related Allowance [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	6,011,000	[1]		6,011,000	[1]		5,579,000	[1]	7,587,000	[1]
Recorded Investment	5,925,000			5,925,000			5,418,000		7,230,000
Allowance for Loan Losses Allocated	3,812,000			3,812,000			3,914,000		4,445,000
Average Recorded Investment	6,276,000		6,546,000	6,042,000		6,914,000	6,660,000		9,390,000
Interest Income Recognized	6,000		5,000	11,000		11,000	23,000		37,000
Cash Basis Recognized	4,000		5,000	9,000		9,000	19,000		34,000
Impaired Financing Receivables with Related Allowance [Member] | Agricultural Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	0	[1]		0	[1]		285,000	[1]	0	[1]
Recorded Investment	0			0			286,000		0
Allowance for Loan Losses Allocated	0			0			150,000		0
Average Recorded Investment	0		0	0		0	74,000		0
Interest Income Recognized	0		0	0		0	0		0
Cash Basis Recognized	0		0	0		0	0		0
Impaired Financing Receivables with Related Allowance [Member] | Subtotal [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	6,577,000	[1]		6,577,000	[1]		8,506,000	[1]	10,089,000	[1]
Recorded Investment	6,441,000			6,441,000			8,285,000		9,731,000
Allowance for Loan Losses Allocated	4,308,000			4,308,000			5,411,000		4,911,000
Average Recorded Investment	6,798,000		9,341,000	7,570,000		9,732,000	9,460,000		13,032,000
Interest Income Recognized	7,000		7,000	13,000		14,000	32,000		48,000
Cash Basis Recognized	5,000		7,000	11,000		12,000	27,000		45,000
Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	0	[1]		0	[1]		45,000	[1]	48,000	[1]
Recorded Investment	0			0			25,000		28,000
Allowance for Loan Losses Allocated	0			0			0		0
Average Recorded Investment	80,000		1,029,000	55,000		212,000	26,000		28,000
Interest Income Recognized	0		1,000	0		1,000	2,000		4,000
Cash Basis Recognized	0		1,000	0		1,000	2,000		4,000
Loans Acquired With Deteriorated Credit Quality With Additional Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	439,000	[1]		439,000	[1]		155,000	[1]	205,000	[1]
Recorded Investment	353,000			353,000			118,000		77,000
Allowance for Loan Losses Allocated	150,000			150,000			88,000		77,000
Average Recorded Investment	363,000		205,000	314,000		77,000	154,000		77,000
Interest Income Recognized	1,000		0	1,000		0	6,000		1,000
Cash Basis Recognized	$ 1,000		$ 0	$ 1,000		$ 0	$ 4,000		$ 1,000

[1]	Unpaid Principal Balance is the remaining contractual payments inclusive of partial charge-offs.